Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT FUNDS
Prospectus Date	rr_ProspectusDate	May 01, 2013
Supplement [Text Block]	rif_SupplementTextBlock

LifePoints Funds, Variable Target Portfolio Series Prospectus

RUSSELL INVESTMENT FUNDS

Supplement dated November 12, 2013 to

PROSPECTUS DATED MAY 1, 2013

CHANGE IN TARGET ASSET ALLOCATIONS: Effective on or about January 13, 2014, each Fund’s target strategic allocation to the Underlying Funds in which it invests will be modified. The changes to the target strategic allocation may be implemented throughout the month of January. As a result, the following changes are made to the Prospectus listed above:

(i)  RISK/RETURN SUMMARY: The following is added after the fourth sentence of the relevant Fund’s “Principal Investment Strategies of the Fund” sub-section of the “Risk/Return Summary” section of the Prospectus listed above:

Moderate Strategy Fund: Effective on or about January 13, 2014, the Fund’s allocation to the Underlying Funds in which it invests will be modified and RIMCo expects that the Fund’s target strategic allocation as of January 13, 2014 will be 26%-36% to equity Underlying Funds, 50%-60% to fixed income Underlying Funds and 9%-19% to alternative Underlying Funds.

Balanced Strategy Fund: Effective on or about January 13, 2014, the Fund’s allocation to the Underlying Funds in which it invests will be modified and RIMCo expects that the Fund’s target strategic allocation as of January 13, 2014 will be 49%-59% to equity Underlying Funds, 27%-37% to fixed income Underlying Funds and 9%-19% to alternative Underlying Funds.

Growth Strategy Fund: Effective on or about January 13, 2014, the Fund’s allocation to the Underlying Funds in which it invests will be modified and RIMCo expects that the Fund’s target strategic allocation as of January 13, 2014 will be 60%-70% to equity Underlying Funds, 11%-21% to fixed income Underlying Funds and 14%-24% to alternative Underlying Funds.

Equity Growth Strategy Fund: Effective on or about January 13, 2014, the Fund’s allocation to the Underlying Funds in which it invests will be modified and RIMCo expects that the Fund’s target strategic allocation as of January 13, 2014 will be 68%-78% to equity Underlying Funds, 3%-13% to fixed income Underlying Funds and 14%-24% to alternative Underlying Funds.

Moderate Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	rif_SupplementTextBlock

LifePoints Funds, Variable Target Portfolio Series Prospectus

RUSSELL INVESTMENT FUNDS

Supplement dated November 12, 2013 to

PROSPECTUS DATED MAY 1, 2013

CHANGE IN TARGET ASSET ALLOCATIONS: Effective on or about January 13, 2014, each Fund’s target strategic allocation to the Underlying Funds in which it invests will be modified. The changes to the target strategic allocation may be implemented throughout the month of January. As a result, the following changes are made to the Prospectus listed above:

(i)  RISK/RETURN SUMMARY: The following is added after the fourth sentence of the relevant Fund’s “Principal Investment Strategies of the Fund” sub-section of the “Risk/Return Summary” section of the Prospectus listed above:

Moderate Strategy Fund: Effective on or about January 13, 2014, the Fund’s allocation to the Underlying Funds in which it invests will be modified and RIMCo expects that the Fund’s target strategic allocation as of January 13, 2014 will be 26%-36% to equity Underlying Funds, 50%-60% to fixed income Underlying Funds and 9%-19% to alternative Underlying Funds.

Balanced Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	rif_SupplementTextBlock

LifePoints Funds, Variable Target Portfolio Series Prospectus

RUSSELL INVESTMENT FUNDS

Supplement dated November 12, 2013 to

PROSPECTUS DATED MAY 1, 2013

CHANGE IN TARGET ASSET ALLOCATIONS: Effective on or about January 13, 2014, each Fund’s target strategic allocation to the Underlying Funds in which it invests will be modified. The changes to the target strategic allocation may be implemented throughout the month of January. As a result, the following changes are made to the Prospectus listed above:

(i)  RISK/RETURN SUMMARY: The following is added after the fourth sentence of the relevant Fund’s “Principal Investment Strategies of the Fund” sub-section of the “Risk/Return Summary” section of the Prospectus listed above:

Balanced Strategy Fund: Effective on or about January 13, 2014, the Fund’s allocation to the Underlying Funds in which it invests will be modified and RIMCo expects that the Fund’s target strategic allocation as of January 13, 2014 will be 49%-59% to equity Underlying Funds, 27%-37% to fixed income Underlying Funds and 9%-19% to alternative Underlying Funds.

Growth Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	rif_SupplementTextBlock

LifePoints Funds, Variable Target Portfolio Series Prospectus

RUSSELL INVESTMENT FUNDS

Supplement dated November 12, 2013 to

PROSPECTUS DATED MAY 1, 2013

CHANGE IN TARGET ASSET ALLOCATIONS: Effective on or about January 13, 2014, each Fund’s target strategic allocation to the Underlying Funds in which it invests will be modified. The changes to the target strategic allocation may be implemented throughout the month of January. As a result, the following changes are made to the Prospectus listed above:

(i)  RISK/RETURN SUMMARY: The following is added after the fourth sentence of the relevant Fund’s “Principal Investment Strategies of the Fund” sub-section of the “Risk/Return Summary” section of the Prospectus listed above:

Growth Strategy Fund: Effective on or about January 13, 2014, the Fund’s allocation to the Underlying Funds in which it invests will be modified and RIMCo expects that the Fund’s target strategic allocation as of January 13, 2014 will be 60%-70% to equity Underlying Funds, 11%-21% to fixed income Underlying Funds and 14%-24% to alternative Underlying Funds.

Equity Growth Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	rif_SupplementTextBlock

LifePoints Funds, Variable Target Portfolio Series Prospectus

RUSSELL INVESTMENT FUNDS

Supplement dated November 12, 2013 to

PROSPECTUS DATED MAY 1, 2013

CHANGE IN TARGET ASSET ALLOCATIONS: Effective on or about January 13, 2014, each Fund’s target strategic allocation to the Underlying Funds in which it invests will be modified. The changes to the target strategic allocation may be implemented throughout the month of January. As a result, the following changes are made to the Prospectus listed above:

(i)  RISK/RETURN SUMMARY: The following is added after the fourth sentence of the relevant Fund’s “Principal Investment Strategies of the Fund” sub-section of the “Risk/Return Summary” section of the Prospectus listed above:

Equity Growth Strategy Fund: Effective on or about January 13, 2014, the Fund’s allocation to the Underlying Funds in which it invests will be modified and RIMCo expects that the Fund’s target strategic allocation as of January 13, 2014 will be 68%-78% to equity Underlying Funds, 3%-13% to fixed income Underlying Funds and 14%-24% to alternative Underlying Funds.